Other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2013	December 31, 2012
Reimbursable amounts due from customers	19.8	26.3
Deferred charges – short term portion	7.7	8.4
Prepaid expenses	10.1	2.2
Other	0.5	1.7
Total other current assets	38.1	38.6